Supplement dated July 27, 2026
to the following statutory prospectus(es):
Nationwide Defined Protection Annuity 2.0 dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Appendix G: Financial Intermediary Variations is updated to add the following:
JP Morgan Chase
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Financial professionals of this firm will not recommend this contract if either the Contract Owner or the Annuitant is older than 85 at the time of application.
PROS-1200